Deferred and contingent consideration (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) oz $ / ounce	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of contingent liabilities in business combination [Line Items]
Fair value of consideration	$ 54,550	$ 71,370
Deferred Consideration [Member]
Disclosure of contingent liabilities in business combination [Line Items]
Accretion expense	3,133	2,481
Aggregate consideration payable	55,000
Aggregate consideration payable due on or before December 31, 2025	25,000
Aggregate consideration payable due on or before December 31, 2026	$ 30,000
Discount rate applied to cash flow projection	6.30%
Fair value of consideration	$ 28,242	$ 50,109	$ 0
Contingent Consideration [Member]
Disclosure of contingent liabilities in business combination [Line Items]
Aggregate consideration payable	$ 30,000
Contingent consideration upon production of gold | oz	100,000
Discount rate applied to cash flow projection	14.50%	14.50%
Fair value of consideration	$ 19,320	$ 16,873	0
Fair value adjustment in finance expense	$ 2,447	$ 3,536
Nkran Royalty [Member]
Disclosure of contingent liabilities in business combination [Line Items]
Net smelter return royalty	1.00%
Contingent consideration upon production of gold | oz	100,000
Discount rate applied to cash flow projection	14.50%	14.50%
Long-term consensus prices | $ / ounce	2,950
Fair value of consideration	$ 6,988	$ 4,388	$ 0
Fair value adjustment in finance expense	$ 2,600	$ 1,358
Nkran Royalty [Member] | Top of range [Member]
Disclosure of contingent liabilities in business combination [Line Items]
Contingent consideration upon production of gold | oz	447,000